Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables And Accrued Liabilities
Schedule of Other payables and accrued liabilities
Schedule of Other payables and accrued liabilities
	December 31, 2022	December 31, 2021

Salary payables	$891,214	$846,761
Employee reimbursement and benefit payables	53,671	63,586
Other miscellaneous payables	189,460	23,099
Warranty liability	—	14,530
Total other payables and accrued liabilities	$1,134,345	$947,976